JACKSON VARIABLE SERIES TRUST
1 Corporate Way, Lansing, MI 48951
(517) 381-5500

January 23, 2019

Securities and Exchange Commission
450 Fifth Street, NW
Judiciary Plaza
Washington, DC 20549

Re:	Jackson Variable Series Trust
File Nos. 333-177369 and 811-22613

Dear Sir/Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we hereby file exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 9, 2019 filed pursuant to Rule 497(e), for the the following:

JNL iShares Tactical Moderate Fund JNL iShares Tactical Moderate Growth Fund JNL iShares Tactical Growth Fund JNL/The Boston Company Equity Income Fund
If you have any questions concerning this filing, please contact me at 517-367-4336.

Very truly yours,

/s/ Susan S. Rhee

Susan S. Rhee
Vice President, Chief Legal Officer & Secretary

enc.